497(e)
                                                                      333-137206

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 8, 2008 TO THE CURRENT PROSPECTUS FOR STYLUS(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Stylus(R) Prospectus. Please note the following changes, which are applicable throughout the Prospectus:

o The only Guaranteed minimum income benefit available under your Stylus(R) contract is the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base. The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base is not available under your contract. Accordingly, all references to the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up and its corresponding benefit base are deleted from the Prospectus.

o The only Guaranteed minimum death benefits available under your Stylus(R) contract are the Standard death benefit, the Annual Ratchet to age 85 enhanced death benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. The Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and the GWBL Enhanced death benefit are not available under your contract. Accordingly, all references to those benefits and their corresponding benefit bases are deleted from the Prospectus.

o The Guaranteed withdrawal benefit for life is not available under your contract. Accordingly, all references to the Guaranteed withdrawal benefit for life and its corresponding benefit base are deleted from the Prospectus.


1. CHANGE OF PROCESSING OFFICE ADDRESS

   Note that the addresses you use to communicate with us have changed. Please replace the listed addresses in your Prospectus section entitled "How to reach us," under "Who is AXA Equitable?," with the following:


HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


   -----------------------------------------------------------------------------
   FOR CORRESPONDENCE WITH CHECKS:
   -----------------------------------------------------------------------------

   FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Stylus(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577


   FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Stylus(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094




IM-08-28 (11/08)                                                  142013 (11/08)
Stylus NB (AR)                                                            x02300

   -----------------------------------------------------------------------------
   FOR CORRESPONDENCE WITHOUT CHECKS:
   -----------------------------------------------------------------------------

   FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Stylus(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

   FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Stylus(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


2.   REVISED "EXAMPLE"


     The following information replaces the information shown under "Example" in the Prospectus.

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described in the Prospectus), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) as set forth in the Prospectus. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------------
                                                                              If you annuitize at the end of the
                                                                             applicable time period and select a
                                                                              non-life contingent period certain
                                      If you surrender your contract at the   annuity option with less than five
                                        end of the applicable time period                   years
------------------------------------------------------------------------------------------------------------------
                                     1         3         5        10       1        3         5        10
Portfolio Name                      year     years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           $1,111    $1,864    $2,664    $4,630    N/A    $1,864    $2,664    $4,630
AXA Conservative Allocation         $1,091    $1,806    $2,568    $4,449    N/A    $1,806    $2,568    $4,449
AXA Conservative-Plus Allocation    $1,096    $1,821    $2,593    $4,497    N/A    $1,821    $2,593    $4,497
AXA Moderate Allocation             $1,100    $1,834    $2,613    $4,536    N/A    $1,834    $2,613    $4,536
AXA Moderate-Plus Allocation        $1,104    $1,846    $2,633    $4,574    N/A    $1,846    $2,633    $4,574
------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
  Strategy                          $1,124    $1,905    $2,729    $4,752    N/A    $1,905    $2,729    $4,752
EQ/Money Market                     $1,033    $1,634    $2,285    $3,905    N/A    $1,634    $2,285    $3,905
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       If you do not surrender your contract
                                     at the end of the applicable time period
--------------------------------------------------------------------------------
                                       1       3         5        10
Portfolio Name                       year    years     years     years
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation            $411   $1,264    $2,164    $4,630
AXA Conservative Allocation          $391   $1,206    $2,068    $4,449
AXA Conservative-Plus Allocation     $396   $1,221    $2,093    $4,497
AXA Moderate Allocation              $400   $1,234    $2,113    $4,536
AXA Moderate-Plus Allocation         $404   $1,246    $2,133    $4,574
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
  Strategy                          $424   $1,305    $2,229    $4,752
EQ/Money Market                     $333   $1,034    $1,785    $3,905
--------------------------------------------------------------------------------

3.   REVISED "APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE"

     The chart and footnotes in Appendix III: Enhanced death benefit example are replaced in their entirety as follows:



--------------------------------------------------------------------------------------------
   End of                            6% Roll-Up to age 85      Annual Ratchet to age 85
contract year     Account value         benefit base               benefit base
--------------------------------------------------------------------------------------------
       1            $105,000             $  106,000(4)              $  105,000(1)
       2            $115,500             $  112,360(3)              $  115,500(1)
       3            $129,360             $  119,102(3)              $  129,360(1)
       4            $103,488             $  126,248(3)              $  129,360(2)
       5            $113,837             $  133,823(4)              $  129,360(2)
       6            $127,497             $  141,852(4)              $  129,360(2)
       7            $127,497             $  150,363(4)              $  129,360(2)
--------------------------------------------------------------------------------------------

     The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and
     0.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


     ANNUAL RATCHET TO AGE 85

     (1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

     (2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

     The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

     (3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

     (4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


4.   REVISED "APPENDIX V: HYPOTHETICAL ILLUSTRATIONS"

     The following information replaces the information shown under "Appendix
V: Hypothetical illustrations" in the Prospectus.


APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix IV: Hypothetical illustrations
--------------------------------------------------------------------------------

       ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for a Stylus(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.43)% and 3.57% for the Stylus(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.12%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.91% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Stylus(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
    Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
    Earnings enhancement benefit
    Guaranteed minimum income benefit


                                                         Greater of 6%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      96,192  102,192    89,192    95,192   106,000  106,000    106,000  106,000     N/A      N/A      N/A      N/A
 62        3      92,394  104,380    86,394    98,380   112,360  112,360    112,360  112,360     N/A      N/A      N/A      N/A
 63        4      88,600  106,558    82,600   100,558   119,102  119,102    119,102  119,102     N/A      N/A      N/A      N/A
 64        5      84,806  108,720    79,806   103,720   126,248  126,248    126,248  126,248     N/A      N/A      N/A      N/A
 65        6      81,006  110,862    78,006   107,862   133,823  133,823    133,823  133,823     N/A      N/A      N/A      N/A
 66        7      77,193  112,976    76,193   111,976   141,852  141,852    141,852  141,852     N/A      N/A      N/A      N/A
 67        8      73,363  115,054    73,363   115,054   150,363  150,363    150,363  150,363     N/A      N/A      N/A      N/A
 68        9      69,508  117,090    69,508   117,090   159,385  159,385    159,385  159,385     N/A      N/A      N/A      N/A
 69       10      65,623  119,074    65,623   119,074   168,948  168,948    168,948  168,948     N/A      N/A      N/A      N/A
 74       15      45,461  127,864    45,461   127,864   226,090  226,090    226,090  226,090   13,520   13,520   13,520   13,520
 79       20      23,279  133,591    23,279   133,591   302,560  302,560    302,560  302,560   20,272   20,272   20,272   20,272
 84       25           0  134,063         0   134,063         0  404,893          0  404,893   32,391   32,391   32,391   32,391
 89       30           0  141,573         0   141,573         0  429,187          0  429,187     N/A      N/A      N/A      N/A
 94       35           0  153,733         0   153,733         0  429,187          0  429,187     N/A      N/A      N/A      N/A
 95       36           0  156,431         0   156,431         0  429,187          0  429,187     N/A      N/A      N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.








   Stylus(R) is issued by and a registered service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
Distributed by an affiliate, AXA Distributors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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